Operating Leases Operating Leases - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 30,148,000	$ 32,998,000
Costs related to variable lease payments	0	0
Operating lease right-of-use assets	84,561,000	104,977,000
Operating lease liabilities	85,135,000
Right-of-use assets obtained in exchange for lease obligations	12,100,000	29,500,000
Impairment of right-of-use assets	$ 5,411,000	$ 0	$ 0
Weighted average remaining lease term	4 years 5 months 12 days	5 years 2 months 8 days
Weighted average discount rate (in percent)	2.53%	2.91%
Operating lease liabilities	$ 24,334,000	$ 28,320,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Selling, general and administrative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 27,600,000	$ 30,500,000
Direct costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	2,500,000	2,500,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets				$ 106,500,000
Operating lease liabilities				$ 106,500,000
Other current liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 24,300,000	$ 28,300,000